UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Institutional Investment Manager Filing this Report:

Name:	RS Value Group LLC
Address:	388 Market Street, Ste. 1700
	San Francisco, CA  94111

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George Randall Hecht
Title:	CEO
Phone:	(415) 591-2700
Signature, Place, and Date of Signing:

	G. Randall Hecht	San Francisco, CA		June 30, 2002

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	45,776

ISSUER          	 CLASS     CUSIP      VALUE    SHS        INVEST   VOTG
                                        (X1000)             DISCRET  AUTH
Abgenix            Com       00339B107   1,308      133,500   sole   sole
Accrue Softw       Com       00437w102      95      594,600   sole   sole
Aegis Comm         Com       00760b105     273    1,603,100   sole   sole
Align Tech         Com       016255101     521      129,000   sole   sole
Applied Molec      Com       03823e108   1,653      286,000   sole   sole
BAM! Entert        Com       059361105     461      156,700   sole   sole
Blue Rhino         Com       095811105   9,425      673,700   sole   sole
Calif Micro Device Com       130439102     625      123,100   sole   sole
China Yuchai       Com       g21082105     917      293,001   sole   sole
Conductus          Com       206784100     385      321,000   sole   sole
Cuisine Solutions  Com       229904107     131      217,970   sole   sole
Digital Courier    Com       253838106       6      421,200   sole   sole
Ditech Comm        Com       25500M103     439      154,500   sole   sole
Divine             Cl A      255402406     482      123,672   sole   sole
E-Loan             Com       26861P107     156      141,600   sole   sole
Eloquent           Com       290140102      20       76,800   sole   sole
Epix Medical       Com       26881q101     622       59,000   sole   sole
Essential Thera    Com       29669A108     163       95,100   sole   sole
Exact Sciences     Com       30063p105   2,558      160,200   sole   sole
Exelixis           Com       30161q104     835      110,900   sole   sole
Gartner            Cl A      366651107     303       30,000   sole   sole
GenStar Thera      Com       37248d105      68      188,600   sole   sole
Given Imaging      Ord Shs   M52020100   1,020       85,000   sole   sole
Illumina           Com       452327109   1,181      175,700   sole   sole
Industri-Matematik Com       455792101      26       43,800   sole   sole
InfoCrossing       Com       45664X109     764      119,400   sole   sole
Interlinq Softw    Com       458753100     125       85,950   sole   sole
Ivanhoe Energy     Com       465790103   7,198    5,727,144   sole   sole
Juno Lighting      Com       482047206   1,874      193,200   sole   sole
La Jolla Pharma    Com       503459109     887      141,900   sole   sole
Metromedia Intl    Com       591695101      90    1,281,050   sole   sole
MPSI Systems       Com       553412206      88      225,838   sole   sole
Netro              Com       64114R109     577      253,000   sole   sole
Netsolve           Com       64115j106     475       66,100   sole   sole
Opta Food          Com       68381n105     345      253,500   sole   sole
Persistence Softw  Com       715329108     242      403,700   sole   sole
PYR Energy         Com       693677106   1,487      762,500   sole   sole
Selectica          Com       816288104     739      186,100   sole   sole
Sentex Sensing     Com       817268105      17      815,961   sole   sole
Sina.com           Com       G81477104     416      237,816   sole   sole
Sirius Satellite   Com       82966u103     978      259,600   sole   sole
Sonus              Com       835691106     905      994,300   sole   sole
Syntroleum         Com       871630109     231       80,200   sole   sole
Tularik Inc        Com       899165104   1,132      123,400   sole   sole
Universal Access   Com       91336M105      90      475,400   sole   sole
US Global Investor Cl A      902952100     145       72,500   sole   sole
ValueClick         Com       92046n102     662      204,200   sole   sole
Vignette           Com       926734104     854      433,500   sole   sole
Vsource            Com       92908B105      90      408,399   sole   sole
WebMD              Com       94769M105     929      165,000   sole   sole
WorldPort Comm     Com       98155j105     763    1,955,500   sole   sole